Schedule of Deferred Sales Inducement Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Deferred Sales Inducements [Roll Forward]
Balance, beginning of year	$ 847,000	$ 1,076,530	$ 673,944
Capitalization	48,546	143,717	131,127
Amortization	(284,883)	(183,504)	(242,605)
Interest	33,927	35,528	38,936
Change in shadow DSI	465,602	(225,271)	475,128
Balance, end of year	$ 1,110,192	$ 847,000	$ 1,076,530